Advance to suppliers, net (Tables)	12 Months Ended
Dec. 31, 2025
Advance To Suppliers Net
Schedule of advance to suppliers

Advance to suppliers, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB
Prepayment for technology outsourcing service	112,197	41,242
Accounts recharge for recruitment service (1)	49,629	66,988
Prepayment for brand promotion	292	35,828
Others	1,703	12,405
Less: allowance for impairment losses	(174)	(174)
Total	163,647	156,289

Schedule of changes of allowance of credit losses, advance to suppliers

The changes of allowance for impairment losses are as follows:

	For the Years Ended December 31,
	2024	2025
	RMB	RMB
Balance at the beginning of the year	174	174
Additions	-	-
Balance at the end of the year	174	174